Reserves	12 Months Ended
Jun. 30, 2026
Reserves [Abstract]
RESERVES
24.	RESERVES

	30 June 2026 $	30 June 2025 $
Foreign currency translation reserve	(8,119,372)	271,902
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	61,653,123	4,743,075
	97,532,461	49,013,687

Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	271,902	(4,412,218)
Foreign currency exchange differences arising on translation of foreign operations	(8,391,274)	4,684,120
Balance at end of year	(8,119,372)	271,902

Share-based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	4,743,075	790,690
Issue of RSUs to Directors and management (note 25)	61,913,426	27,044,194
Issue of RSUs to suppliers	-	80,700
Issue of RSU’s to Directors and management in lieu of fees	-	1,079,318
Transaction costs for PIPE Warrants	-	25,703
Issue of warrants PIPE (Brokers) (i)	3,661,200	160,574
Exercise of warrants (cashless)	(31,678)	-
Issue of shares upon vesting of RSU’s	(8,632,900)	(24,438,104)
Balance at end of year	61,653,123	4,743,075

(i)	On October 6, 2025, a total of 600,000 warrants were issued to brokers of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 6 October 2031. The warrants are classified as an equity settled share-based payment expense under IFRS 2 (note 4).

NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ (note 30).